Liability for Losses Under Representations and Warranties	12 Months Ended
Dec. 31, 2013
Liability for Losses Under Representations and Warranties
Liability for Losses Under Representations and Warranties

Note 17—Liability for Losses Under Representations and Warranties

        Following is a summary of activity in the Company's liability for representations and warranties:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of year	$3,504	$449	$189
Provision for losses on loans sold	4,675	3,055	260
Incurred losses	(56)	—	—

Balance at end of year	$8,123	$3,504	$449

UPB of mortgage loans subject to representations and warranties at year end	$23,637,202	$8,856,044	$679,247

        Following is a summary of the Company's repurchase activity:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
During the year:
UPB of mortgage loans repurchased	$8,449	$4,399	$—
UPB of repurchased mortgage loans put to correspondent lenders	$3,593	$—	$—
Year end:
UPB of mortgage loans subject to pending claims for repurchase	$1,655	$2,582	$9,774